Investment Portfolio
(UNAUDITED) | 03.31.2024
CARILLON SCOUT SMALL CAP FUND
COMMON STOCKS - 99.6%	Shares	Value
Aerospace & defense - 1.9%
Kratos Defense & Security Solutions, Inc.*	270,896	$4,979,068
Automobile components - 2.9%
Patrick Industries, Inc.	46,385	5,541,616
Stoneridge, Inc.*	108,113	1,993,604
Automobiles - 1.5%
Thor Industries, Inc.	32,987	3,870,695
Banks - 2.3%
Axos Financial, Inc.*	63,568	3,435,215
Hilltop Holdings, Inc.	83,861	2,626,526
Beverages - 1.3%
MGP Ingredients, Inc.	39,382	3,391,972
Biotechnology - 7.4%
Halozyme Therapeutics, Inc.*	112,785	4,588,094
Insmed, Inc.*	126,779	3,439,514
Krystal Biotech, Inc.*	23,467	4,175,483
Vericel Corp.*	131,626	6,847,185
Capital markets - 3.3%
Cohen & Steers, Inc.	61,196	4,705,360
PJT Partners, Inc., Class A	41,553	3,916,786
Chemicals - 1.9%
Balchem Corp.	31,555	4,889,447
Commercial services & supplies - 1.4%
Aris Water Solutions, Inc., Class A	254,451	3,600,482
Construction & engineering - 2.4%
Dycom Industries, Inc.*	42,406	6,086,533
Consumer staples distribution & retail - 1.4%
The Chefs' Warehouse, Inc.*	98,873	3,723,557
Diversified consumer services - 1.5%
OneSpaWorld Holdings Ltd.*	298,776	3,952,806
Electrical equipment - 0.9%
Vicor Corp.*	62,350	2,384,264
Electronic equipment, instruments & components - 8.6%
Advanced Energy Industries, Inc.	35,737	3,644,459
Coherent Corp.*	74,428	4,511,826
ePlus, Inc.*	63,956	5,023,104
Fabrinet*	31,657	5,983,806
Plexus Corp.*	33,779	3,202,925
Energy equipment & services - 0.9%
Core Laboratories, Inc.	129,353	2,209,349
Financial services - 1.2%
I3 Verticals, Inc., Class A*	137,620	3,150,122
Health care equipment & supplies - 8.9%
Axonics, Inc.*	28,754	1,983,163
Enovis Corp.*	45,723	2,855,401
ICU Medical, Inc.*	23,742	2,547,991
Integer Holdings Corp.*	43,578	5,084,681
Lantheus Holdings, Inc.*	45,141	2,809,576
LeMaitre Vascular, Inc.	77,732	5,158,296
UFP Technologies, Inc.*	10,559	2,662,980
Health care providers & services - 4.5%
AMN Healthcare Services, Inc.*	48,420	3,026,734
HealthEquity, Inc.*	69,163	5,645,776
U.S. Physical Therapy, Inc.	27,355	3,087,559
Health care real estate investment trusts (REITs) - 1.5%
CareTrust REIT, Inc.	162,243	3,953,862
Health care technology - 2.2%
Certara, Inc.*	159,508	2,852,003
Evolent Health, Inc., Class A*	82,674	2,710,880
Hotels, restaurants & leisure - 1.5%
Lindblad Expeditions Holdings, Inc.*	133,862	1,248,932
The Cheesecake Factory, Inc.(a)	69,997	2,530,392
Household durables - 4.3%
Installed Building Products, Inc.	29,723	7,690,232
LGI Homes, Inc.*	30,679	3,570,115
Interactive media & services - 1.1%
Ziff Davis, Inc.*	43,107	2,717,465
Machinery - 3.5%
Albany International Corp., Class A	42,095	3,936,303
Chart Industries, Inc.*	31,682	5,218,659
Media - 0.9%
Magnite, Inc.*	204,326	2,196,505
Metals & mining - 1.6%
Materion Corp.	32,169	4,238,266
Oil, gas & consumable fuels - 1.6%
Excelerate Energy, Inc., Class A	116,455	1,865,609
Kimbell Royalty Partners LP	147,655	2,291,606
Pharmaceuticals - 2.3%
Pacira BioSciences, Inc.*	63,254	1,848,282
Supernus Pharmaceuticals, Inc.*	122,051	4,163,159
Professional services - 2.3%
Insperity, Inc.	48,103	5,272,570
TTEC Holdings, Inc.	66,683	691,503
Residential real estate investment trusts (REITs) - 0.7%
UMH Properties, Inc.	115,152	1,870,068
Semiconductors & semiconductor equipment - 7.2%
Ambarella, Inc.*	47,401	2,406,549
Credo Technology Group Holding Ltd.*	232,836	4,933,795
Impinj, Inc.*	40,930	5,255,821
Power Integrations, Inc.	40,740	2,914,947
Ultra Clean Holdings, Inc.*	69,906	3,211,482
Software - 9.0%
Box, Inc., Class A*	150,759	4,269,495
Envestnet, Inc.*	43,543	2,521,575
Intapp, Inc.*	74,888	2,568,659
PagerDuty, Inc.*	101,262	2,296,622
Qualys, Inc.*	27,375	4,568,066
The Descartes Systems Group, Inc.*	51,143	4,681,119
Verint Systems, Inc.*	69,820	2,314,533
Textiles, apparel & luxury goods - 1.2%
G-III Apparel Group Ltd.*	106,695	3,095,222
Trading companies & distributors - 4.5%
Applied Industrial Technologies, Inc.	37,949	7,496,825
Global Industrial Co.	92,156	4,126,746
Total common stocks (cost $155,941,467)		258,263,822

MONEY MARKET FUNDS - 0.7%
First American Government Obligations Fund - Class X, 5.23%#	1,799,175	1,799,175
Total money market funds (cost $1,799,175)		1,799,175
Total investment portfolio (cost $157,740,642) - 100.3%		260,062,997
Liabilities in excess of other assets - (0.3)%		(806,254)
Total net assets - 100.0%		$259,256,743

* Non-income producing security
(a) All or a portion of this security was on loan as of the date of this report. The total fair market value of loaned securities was $1,746,045 or 0.7% of net assets as of the date of this report.
# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 1 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.